PARAGON PORTFOLIO

Prospectus and Statement of Additional Information supplement dated January 5, 1996 to Prospectus and Statement of Additional Information of Paragon Treasury Money Market Fund, Paragon Short-Term Government Fund, Paragon Intermediate-Term Bond Fund, Paragon Louisiana Tax-Free Fund, Paragon Value Growth Fund, Paragon Value Equity Income Fund and Paragon Gulf South Growth Fund dated March 30, 1995 and Prospectus and Statement of Additional of Paragon Power Intermediate-Term Bond Portfolio, Paragon Power Value Growth Portfolio, Paragon Power Value Equity Income Portfolio and Paragon Power Gulf South Growth Portfolio dated July 31, 1995.

     Appointment of Banc One Investment Advisors Corporation as Investment Advisor and The One Group Services Company as Distributor to Paragon Treasury Money Market Fund, Paragon Short-Term Government Fund, Paragon Intermediate-Term Bond Fund, Paragon Louisiana Tax-Free Fund, Paragon Value Growth Fund, Paragon Value Equity Fund, Paragon Gulf South Growth Fund, Paragon Power Intermediate-Term Bond Portfolio, Paragon Power Value Growth Portfolio, Paragon Power Value Equity Income Portfolio and Paragon Power Gulf South Growth Portfolio (the"Funds").

     On December 20, 1995, shareholders of each fund authorized the funds to enter into an investment advisory agreement with Banc One Investment Advisors Corporation (the "Investment Advisor"). This agreement is effective January 2, 1996.

     The investment advisory agreement provides for compensation to the Investment Advisor at the same rate as was previously paid to Premier Investment Advisor, Inc. by each Fund in the attached Prospectus. In addition, the Investment Advisor has entered into a Sub-Investment Advisory Agreement with Goldman Sachs Asset Management on behalf of the Paragon Treasury Money Market Fund, having the same terms as the agreement described in the Prospectus.

     Effective January 1, 1996, The One Group Services Company, 774 Park Meadow Drive, Westerville, Ohio 43218 will serve as
Distributor of the Funds pursuant to a Distribution Agreement between Paragon Portfolio and The One Group Services Company.